Income Taxes - Schedule of Earning Before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (6,465,510)	$ (10,434,200)
Foreign	(561,900)	(1,073,800)
Total income (loss) before income taxes	$ (7,027,410)	$ (11,508,000)